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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21593

Kayne Anderson MLP Investment Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 811 Main Street, 14th Floor Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson MLP Investment Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 15, 2014	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record
Kayne Anderson MLP Investment Company
7/1/2013 - 6/30/2014
Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/ Against Mgmt

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/22/2013	ELECT:
				Keith Forman	I	YES	FOR	FOR
				E.G. Bairactaris	I	YES	FOR	FOR

SEADRILL LIMITED	SDRL	G7945E105	9/20/2013	TO RE-ELECT AS A DIRECTOR OF THE COMPANY:
				John Fredriksen	I	YES	FOR	FOR
				Tor Olav Troim	I	YES	FOR	FOR
				Kate Blankenship	I	YES	FOR	FOR
				Kathrine Fredriksen	I	YES	FOR	FOR
				Carl Erik Steen	I	YES	FOR	FOR
				Bert Bekker	I	YES	FOR	FOR
				Paul Leand, Jr.	I	YES	FOR	FOR

				TO AMEND:	I	YES	FOR	FOR
The Company's By-Laws Nos. 57 (A), 89, 93 (B), 103, 104, 105, 106 (A), 110, and 111

				TO APPOINT:	I	YES	FOR	FOR
PricewaterhouseCoopers LLP, as auditor and to authorize the directors to determine their remuneration.

				TO APPROVE:	I	YES	FOR	FOR
The remuneration of the Company's Board of Directors of a total amount of fees not to exceed US$1,500,000 for the year ended December 31, 2013.

GOLAR LNG PARTNERS L.P.	GMLP	Y2745C102	9/20/2013	TO ELECT:	I	YES	FOR	FOR
Bart Veldhuizen as a Class I Director of the Partnership whose term will expire at the 2016 annual meeting of limited partners.

CRESTWOOD MIDSTREAM PARTNERS L.P.	CMLP	226372100	10/4/2013	APPROVE:	I	YES	FOR	FOR

Agreement & plan of merger, by & among Crestwood Midstream Partners LP ("Crestwood"), Crestwood Gas Services GP LLC, the General Partner of Crestwood, Crestwood Holdings LLC, the parent company of CMLP GP, Inergy Midstream, L.P., NRGM GP, LLC, The General Partner of Inergy Midstream, Inergy L.P., the indirect parent company of NRGM GP, LLC, & Intrepid Merger Sub, LLC.

				APPROVE:	I	YES	FOR	FOR
The adjournment of the special meeting, if necessary or appropriate to solicit additional proxies, if there are not sufficient votes to approve the merger agreement at the time of the special meeting.

				APPROVE:	I	YES	FOR	FOR
On an advisory (non-binding basis), the compensation payments that will or may be paid by Crestwood to its named executive officers in connection with the merger.

ENTERPRISE PRODUCTS PARTNERS L.P.	EPD	293792107	9/30/2013	APPROVE:	I	YES	FOR	FOR
The amendment and restatement of the 2008 Enterprise Products long-term incentive plan.

				APPROVE:	I	YES	FOR	FOR
The amendment and restatement of the EPD unit purchase plan.

PLAINS ALL AMERICAN PIPELINE, L.P.	PAA	726503105	11/19/2013	APPROVE:	I	YES	FOR	FOR
The Plains All American 2013 Long-term incentive plan.

				APPROVE:	I	YES	FOR	FOR
The adjournment of the special meeting to a later date or dates, if deemed necessary or appropriate by the general partner, to solicit additional proxies.

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	12/4/2013	TO ELECT:	I	YES	FOR	FOR
Dimitris P. Gkouras as Director

				RATIFY:	I	YES	FOR	FOR
The appointment of PricewaterhouseCoopers as the company's independent public accountants for the fiscal year ending December 31, 2013.

PVR PARTNERS, L.P.	PVR	693665101	3/20/2014	TO CONSIDER AND VOTE:	I	YES	FOR	FOR

On a proposal to adopt the agreement and plan of merger, dated as of October 9, 2013 (as it may be amended from time to time), which is referred to as the merger agreement, by and among PVR, PVR GP, LLC, the General partner of PVR, Regency Energy partners LP, and Regency GP LP, the General Partner of Regency, and the transactions contemplated thereby,

				TO CONSIDER AND VOTE:	I	YES	FOR	FOR

On a proposal to approve the adjournment of the PVR special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting.

				TO CONSIDER AND VOTE:	I	YES	FOR	FOR
On a proposal to approve, on an advisory (non-binding) basis, the related compensation payments that will or may be paid by PVR to its named executive officers in connection with the merger.

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	55908106	4/24/2014	TO ELECT AS DIRECTOR:
				James C. Kempner	I	YES	FOR	FOR
				Michael N. Mears	I	YES	FOR	FOR
				James R. Montague	I	YES	FOR	FOR

				ADVISORY RESOLUTION TO:	I	YES	FOR	FOR
Approve executive compensation.

				RATIFY:	I	YES	FOR	FOR
Appointment of independent auditor.

LEGACY RESERVES L.P.	LGCY	524707304	5/15/2014	DIRECTOR:	I	YES	FOR	FOR
Cary D. Brown
Kyle A. McGraw
Dale A. Brown
G. Larry Lawrence
William D. Sullivan
William R. Granberry
Kyle D. Vann

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
Approving executive compensation.

				RATIFY:	I	YES	FOR	FOR
The appointment of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/22/2014	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
Alan S. Armstrong
Joseph R. Cleveland
Kathleen B. Cooper
John A. Haag
Juanita H. Hinshaw
Ralph Izzo
Frank T. MacInnis
Eric W. Mandelblatt
Steven W. Nance
Murray D. Smith
Janice D. Stoney
Laura A. Sugg

				APPROVAL:	I	YES	FOR	FOR
Of the amendment to the Williams Companies, Inc. 2007 Incentive Plan

				APPROVAL:	I	YES	FOR	FOR
Of the amendment to the Williams Companies, Inc. 2007 Employee Stock Purchase Plan.

				RATIFICATION:	I	YES	FOR	FOR
Of Ernst & Young LLP as auditors for 2014.

				APPROVAL:	I	YES	FOR	FOR
By non-binding advisory vote, of the company's executive compensation.

KINDER MORGAN, INC.	KMI	49456B101	5/19/2014	DIRECTOR:	I	YES	FOR	FOR
Richard D. Kinder
Steven J. Kean
Anthony W. Hall, Jr.
Deborah A. Macdonald
Michael J. Miller
Michael C. Morgan
Fayez Sarofim
C. Park Shaper
Joel V. Staff
John M. Stokes
Robert F. Vagt

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2014.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to a report on the company's response to climate change.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to a report on methane emissions and pipeline maintenance.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to an annual sustainability report.

ONEOK, INC.	OKE	682680103	5/21/2014	DIRECTOR:	I	YES	FOR	FOR
James C. Day
Julie H. Edwards
William L. Ford
John W. Gibson
Bert H. Mackie
Steven J. Malcolm
Jim W. Mogg
Pattye L. Moore
Gary D. Parker
Eduardo A. Rodriguez
Terry K. Spencer

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc.

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve the company's executive compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Regarding publication of a report on methane emissions.

TARGA RESOURCES CORP.	TRGP	87612G101	5/29/2014	DIRECTOR:	I	YES	FOR	FOR
Charles R. Crisp
Laura C. Fulton
James W. Whalen

				RATIFICATION:	I	YES	FOR	FOR
Of selection of independent auditors.

				ADVISORY VOTE:	I	YES	FOR	FOR
On executive compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Regarding publication of a report on methane emissions.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/3/2014	DIRECTOR:	I	YES	FOR	FOR
Forrest E. Wylie
Barbara J. Duganier
Joseph A. Lasala, Jr.
Martin A. White

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2014.

				APPROVAL:	I	YES	FOR	FOR
In an advisory vote, of the compensation of Buckeye's named executive officers.

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/6/2014	DIRECTOR:	I	YES	FOR	FOR
Frank M. Semple
Donald D. Wolf
W.A. Bruckmann III
Michael L. Beatty
Charles K. Dempster
Donald C. Heppermann
Randall J. Larson
Anne E. Fox Mounsey
Williams P. Nicoletti

				TO APPROVE:	I	YES	FOR	FOR
On an advisory basis, the compensation of the partnership's named executive officers.

				RATIFICATION:	I	YES	FOR	FOR
Of Deloitte & Touche LLP as the partnership's independent registered public accountants for the fiscal year ending December 31, 2014.

BREITBURN ENERGY PARTNERS L.P.	BBEP	106776107	6/19/2014	DIRECTOR:	I	YES	FOR	FOR
Randall H. Breitenbach
David B. Kilpatrick

				ADVISORY PROPOSAL:	I	YES	FOR	FOR
To approve the compensation of the named executive officers of Breitburn GP, LLC.

				RATIFICATION:	I	YES	FOR	FOR
Of the appointment of PricewaterhouseCoopers, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2014.